Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
(Loss)/Profit before tax		$ (83,508,195)	$ 1,125,434	$ (803,980)
Depreciation of property and equipment		149,895	188,969	292,044
Depreciation of right-of-use assets		74,662	48,134	18,932
Amortization of intangible assets		54,986	92,734	78,473
Interest expense		218,630	149,626	75,033
Interest income		(35,940)	(29,853)	(48,405)
Amount due from related party written off		2,131		233,497
Share-based compensation		83,155,336
Expected credit loss provision		562,755
Fair value adjustment	[1]	117,973
Operating cash flows before movements in working capital		792,233	1,575,044	(154,406)
Decrease in trade and other receivables		(892,894)	(930,482)	(1,537,479)
Increase in trade and other payables		(446,240)	190,338	661,281
Decrease in amount due to related parties		(17,286)	(43,956)	99,576
Cash used in operations		(564,187)	790,944	(931,028)
Net cash (used in)/provided by operating activities		(564,187)	790,944	(931,028)
Cash flows from investing activities
Purchase of property and equipment		(1,052,484)	(407,203)
Premium paid for purchase of keyman insurance		(85,913)
Proceeds from disposal of property and equipment			30,942
Acquired intangible asset			(4,819)
Loan repaid from / (to) related parties		185,407	71,449	(912,089)
Net cash used in investing activities		(952,990)	(309,631)	(912,089)
Cash flows from financing activities
Proceeds from issuance of shares		208
Payment of deferred offering cost		(333,088)
Proceeds from borrowings		3,259,062	2,036,696	1,116,450
Repayment of borrowings		(1,255,766)	(1,984,699)	(493,431)
Repayment of lease liabilities		(80,581)	(51,050)	(20,096)
Net cash provided by financing activities		1,589,835	947	602,923
Net (decrease)/increase in cash and cash equivalents		72,658	482,260	(1,240,194)
Cash and cash equivalents at beginning of year		956,975	441,278	1,606,611
Effect of foreign exchange rate changes on cash and cash equivalents		(29,351)	33,437	74,861
Cash and cash equivalents at December 31, 2024		1,000,284	956,975	441,278
Non-cash investing and financing activities
Fair value measurement of share-based compensation		83,155,336
Fair value adjustment for other financial assets		16,615
Fair value adjustment for other financial liabilities		101,357
Initial measurement of right-of-use asset and lease liability		$ 223,755	$ 76,713

[1]	Fair value adjustment pertains to adjustments made on other financial assets, keyman insurance contract and other financial liabilities in relation to convertible debt.